Share-based payments - Activity of share rights (Details)	12 Months Ended
	Sep. 30, 2024 AUD ($) EquityInstruments	Sep. 30, 2023 AUD ($) EquityInstruments
Westpac Equity Incentive Plan (EIP) | Service-based Share Rights
Share rights
Outstanding at the beginning of the year	24,698
Granted during the year	334,167	24,698
Exercised during the year	836
Lapsed during the year	7,641
Outstanding at the end of the year	350,388	24,698
Weighted average remaining contractual life	13 years 9 months 18 days	10 years 7 months 6 days
Weighted average fair value at grant date | $	$ 20.65	$ 19.52
Westpac Equity Incentive Plan (EIP) | Service-based Share Rights | One-year vesting period
Share rights
Outstanding at the beginning of the year	4,252
Granted during the year	111,458
Exercised during the year	836
Lapsed during the year	3,416
Outstanding at the end of the year	111,458	4,252
Westpac Equity Incentive Plan (EIP) | Service-based Share Rights | Two-year vesting period
Share rights
Outstanding at the beginning of the year	7,714
Granted during the year	81,828
Outstanding at the end of the year	89,542	7,714
Westpac Equity Incentive Plan (EIP) | Service-based Share Rights | Three-year vesting period
Share rights
Outstanding at the beginning of the year	2,862
Granted during the year	29,584
Outstanding at the end of the year	32,446	2,862
Westpac Equity Incentive Plan (EIP) | Service-based Share Rights | Four-year vesting period
Share rights
Outstanding at the beginning of the year	9,870
Granted during the year	76,116
Lapsed during the year	4,225
Outstanding at the end of the year	81,761	9,870
Westpac Equity Incentive Plan (EIP) | Service-based Share Rights | Five-year vesting period
Share rights
Outstanding at the beginning of the year
Granted during the year	15,270
Outstanding at the end of the year	15,270
Westpac Equity Incentive Plan (EIP) | Service-based Share Rights | Six-year vesting period
Share rights
Outstanding at the beginning of the year
Granted during the year	9,661
Outstanding at the end of the year	9,661
Westpac Equity Incentive Plan (EIP) | Service-based Share Rights | Seven-year vesting period
Share rights
Outstanding at the beginning of the year
Granted during the year	10,250
Outstanding at the end of the year	10,250
Westpac Equity Incentive Plan (EIP) | Restricted shares
Share rights
Outstanding at the beginning of the year	310,649	0
Granted during the year	2,393,902	313,599
Released	115,752	2,950
Forfeited during the year	38,327
Outstanding at the end of the year	2,550,472	310,649
Weighted average fair value at grant date | $	$ 23.14	$ 22.23
Westpac Equity Incentive Plan (EIP) Long Term Variable Reward (LTVR) - Performance Rights and Restricted Rights | Performance Rights and Restricted Rights
Share rights
Outstanding at the beginning of the year
Granted during the year	898,756
Outstanding at the end of the year	898,756
Weighted average remaining contractual life	5 years 9 months 18 days
Weighted average fair value at grant date | $	$ 18.00	$ 0
Westpac Long Term Variable Reward Plan (LTVR)
Share rights
Outstanding at the beginning of the year	4,028,972	3,777,179
Granted during the year	0	1,054,449
Lapsed during the year	645,174	802,656
Outstanding at the end of the year	3,383,798	4,028,972
Weighted average remaining contractual life	83 days	12 years 7 months 6 days
Weighted average fair value at grant date | $		$ 11.90
Westpac Performance Plan (WPP)
Share rights
Outstanding at the beginning of the year		809,018
Granted during the year	0
Exercised during the year	317,173
Lapsed during the year	57,075
Outstanding at the end of the year	434,770
Outstanding and exercisable at the end of the year	111,078
Weighted average remaining contractual life	11 years 8 months 12 days	12 years 2 months 12 days
Westpac Performance Plan (WPP) | Non-performance share rights
Share rights
Outstanding at the beginning of the year	809,018	788,794
Granted during the year		265,859
Exercised during the year		182,624
Lapsed during the year		63,011
Outstanding at the end of the year		809,018
Outstanding and exercisable at the end of the year		100,303
Weighted average fair value at grant date | $		$ 20.81
Westpac Performance Plan (WPP) | Non-performance share rights | One-year vesting period
Share rights
Outstanding at the beginning of the year	136,521
Exercised during the year	56,966
Lapsed during the year	15,219
Outstanding at the end of the year	64,336	136,521
Outstanding and exercisable at the end of the year	60,779
Westpac Performance Plan (WPP) | Non-performance share rights | Two-year vesting period
Share rights
Outstanding at the beginning of the year	173,646
Exercised during the year	46,602
Lapsed during the year	28,533
Outstanding at the end of the year	98,511	173,646
Outstanding and exercisable at the end of the year	38,257
Westpac Performance Plan (WPP) | Non-performance share rights | Three-year vesting period
Share rights
Outstanding at the beginning of the year	50,168
Exercised during the year	12,523
Outstanding at the end of the year	37,645	50,168
Outstanding and exercisable at the end of the year	9,243
Westpac Performance Plan (WPP) | Non-performance share rights | Four-year vesting period
Share rights
Outstanding at the beginning of the year	428,203
Exercised during the year	201,082
Lapsed during the year	13,323
Outstanding at the end of the year	213,798	428,203
Outstanding and exercisable at the end of the year	2,799
Westpac Performance Plan (WPP) | Non-performance share rights | Five-year vesting period
Share rights
Outstanding at the beginning of the year	6,927
Outstanding at the end of the year	6,927	6,927
Westpac Performance Plan (WPP) | Non-performance share rights | Six-year vesting period
Share rights
Outstanding at the beginning of the year	6,576
Outstanding at the end of the year	6,576	6,576
Westpac Performance Plan (WPP) | Non-performance share rights | Seven-year vesting period
Share rights
Outstanding at the beginning of the year	6,977
Outstanding at the end of the year	6,977	6,977
Restricted Shares
Share rights
Outstanding at the beginning of the year	4,916,346	5,036,346
Granted during the year	0	1,908,170
Released	2,085,417	1,845,884
Forfeited during the year	92,540	182,286
Outstanding at the end of the year	2,738,389	4,916,346
Weighted average fair value at grant date | $		$ 23.50